Cash Generated from Operations - Summary of Cash Flows from Operating Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from (used in) operating activities [abstract]
Profit for the year	₩ 406,669	₩ 972,182	₩ 1,385,635
Adjustments to reconcile net income
Income tax expense	164,845	335,367	505,757
Interest income	(409,540)	(392,580)	(340,794)
Interest expense	432,537	410,566	320,914
Dividends income	(70,914)	(59,758)	(14,121)
Depreciation	2,866,974	2,773,152	2,687,191
Amortization of intangible assets	651,649	691,909	627,261
Depreciation of right-of-use assets	410,925	402,737	396,214
Provision for severance benefits (defined benefits)	234,435	196,027	240,506
Impairment losses on trade receivables	184,942	175,244	132,102
Share of net profit or loss of associates and joint ventures	(8,294)	44,323	16,821
Loss(gain) on disposal of associates and joint ventures	(19,057)	(6,982)	(38,024)
Loss(gain) on the disposal of subsidiaries	(44,690)	(28,825)	(216,591)
Loss(gain) on disposal of right-of-use assets	(389)	(1,465)	(978)
Impairment loss on property and equipment and investment in properties	7,183	7,871	16,094
Loss(gain) on disposal of property and equipment and investment in properties	13,894	511	(66,317)
Loss on disposal of intangible assets	9,402	3,601	6,393
Loss on impairment of intangible assets	237,877	236,106	30,674
Loss on foreign currency translation	383,045	83,899	157,017
Gain on valuation and settlement of derivatives, net	(434,765)	(37,249)	(205,381)
Gain on disposal of financial assets at fair value through profit or loss	(10,793)	(2,225)	(2,347)
Loss(Gain) on valuation of financial assets at fair value through profit or loss	95,118	13,920	44,833
Loss(gain) on disposal of financial assets at amortized cost	1	1	3
Others	166,366	158,820	(49,891)
Change in operating assets and liabilities, net of effects from purchase of controlled entity and sale of engineering division
Decrease(increase) in trade receivables	(79,503)	(124,023)	(43,787)
Increase in other receivables	384,941	(1,085,527)	(1,598,216)
Decrease(increase) in other current assets	77,878	250,569	(101,947)
Increase in other non-current assets	(102,599)	(86,030)	(120,054)
Decrease(increase) in inventories	(67,598)	(317,531)	(179,255)
Increase(decrease) in trade payables	(233,799)	121,515	(368,355)
Increase in other payables	(289,044)	829,220	1,103,113
Increase(decrease) in other current liabilities	620,035	414,436	(30,375)
Decrease in other non-current liabilities	(2,609)	(14,272)	(1,015)
Decrease in provisions	(6,536)	(5,083)	(22,115)
Increase(decrease) in deferred revenue	(1,900)	905	(384)
Decrease(increase) in plan assets	344,869	115,725	(90,771)
Payment of post-employment benefits	(562,307)	(329,861)	(343,931)
Cash generated from operations (1+2+3)	₩ 5,349,248	₩ 5,747,195	₩ 3,835,879